Gains or losses on financial assets and liabilities (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Gains/losses on financial assets and liabilities held for trading, net	$ 3,223	$ 3,626	$ 2,405
Recognized profit from sale of available-for-sale financial instruments	9	120	177
Hedging derivatives	226	14	(78)
Fair value hedge - hedged items (Note 13)	341	375	(105)
Fair value hedge - hedging derivative instruments (Note 13)	(117)	(363)	23
Cash flow hedge inefficiency (Note 13)	2	2	4
Total	3,458	3,760	2,504
Debt instruments.
Financial instruments
Gains/losses on financial assets and liabilities held for trading, net	494	784	487
Equity instruments.
Financial instruments
Gains/losses on financial assets and liabilities held for trading, net	29	109	96
Trading derivatives
Financial instruments
Gains/losses on financial assets and liabilities held for trading, net	2,736	2,765	1,916
Other financial instruments
Financial instruments
Gains/losses on financial assets and liabilities held for trading, net	$ (36)	$ (32)	$ (94)